Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Loss Income [member]	Total
Beginning balance at Dec. 31, 2020	$ 235,008	$ 12,402	$ 89,505	$ (322,659)	$ (1,045)	$ 13,211
Beginning balance, shares at Dec. 31, 2020	2,507,145
IfrsStatementLineItems [Line Items]
Net loss				(5,474)		(5,474)
Foreign currency translation adjustments					460	460
Actuarial gain on defined benefit plans				133		133
Comprehensive loss				(5,341)	460	(4,881)
Share-based compensation costs			292			292
Issuance of common shares, net of transaction costs	$ 29,081	1,897				30,978
Issuance of common shares, net of transaction costs, shares	943,448
Exercise of warrants	$ 29,770	(9,728)				20,042
Exercise of warrants, shares	1,400,447
Transfer of warrant issuance costs upon 2021 exercise of warrants (note 8)	$ (532)	532
Exercise of deferred share units (note 8)	$ 20		(28)			(8)
Exercise of deferred share units (note 8), shares	840
Ending balance at Sep. 30, 2021	$ 293,347	5,103	89,769	(328,000)	(585)	59,634
Ending balance, shares at Sep. 30, 2021	4,851,880
Beginning balance at Dec. 31, 2021	$ 293,410	5,085	89,788	(334,619)	(678)	52,986
Beginning balance, shares at Dec. 31, 2021	4,855,876
IfrsStatementLineItems [Line Items]
Net loss				(10,276)		(10,276)
Foreign currency translation adjustments					(26)	(26)
Actuarial gain on defined benefit plans				6,231		6,231
Comprehensive loss				(4,045)	(26)	(4,071)
Share-based compensation costs			503			503
Ending balance at Sep. 30, 2022	$ 293,410	$ 5,085	$ 90,291	$ (338,664)	$ (704)	$ 49,418
Ending balance, shares at Sep. 30, 2022	4,855,876